TRANSAMERICA PARTNERS FUNDS GROUP

Supplement to the Currently Effective Summary Prospectus and Prospectus

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Transamerica Partners Balanced

The following replaces the information in the Summary Prospectus relating to BlackRock Financial Management, Inc. under the section entitled “Management – Portfolio Managers” relating to Transamerica Partners Balanced:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:
Rick Rieder, Portfolio Manager since 2010
Bob Miller, Portfolio Manager since 2011

The following replaces the information in the Prospectus relating to BlackRock Financial Management, Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Partners Balanced:

Name	Sub-Adviser	Positions Over Past Five Years
Rick Rieder	BlackRock Financial Management, Inc.	Portfolio Manager of the fund since 2010; Portfolio Manager with BlackRock Financial Management, Inc. since 2009; Managing Director; Chief Investment Officer of Fixed Income, Fundamental Portfolios; Head of the BlackRock Portfolio Management Group (PMG) Fundamental Fixed Income Global Credit Business and Credit Strategies, Multi-Sector and Mortgage Groups; Member of the Fixed Income Executive Committee and the Operating, Leadership and Capital Committees; From 2008 – 2009, President and CEO at R3 Capital Partners; From 1987 – 2008, various positions at Lehman Brothers

Bob Miller	BlackRock Financial Management, Inc.	Portfolio Manager of the fund since 2011; Portfolio Manager with BlackRock Financial Management, Inc. since 2011; Managing Director; Member of the BlackRock Portfolio Management Group (PMG) Fundamental Fixed Income Multi-Sector Team; Portfolio Manager of BlackRock Core Bond, Total Return and Strategic Income Opportunities Funds; From 1991 – 2011, Co-Founder and Partner, Round Table Investment Management Company; various positions at Bank of America

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Investors Should Retain this Supplement for Future Reference

January 8, 2013